Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

Note 11 Income taxes

Accounting principles

Income taxes disclosed in the statement of income include current tax expenses (or income) and deferred tax expenses (or income).

Current tax expenses (or income) are the estimated amount of the tax due for the taxable income of the period.

Deferred income taxes are recorded based on the temporary differences between the carrying amounts of assets and liabilities recorded in the balance sheet and their tax bases, and on carry-forwards of unused tax losses and other tax credits.

Deferred tax assets and liabilities are measured using the tax rates that have been enacted or substantially enacted at the balance sheet date. The tax rates used depend on the timing of reversals of temporary differences, tax losses and other tax credits. The effect of a change in tax rate is recognized either in the Consolidated Statement of Income or in shareholders’ equity depending on the item it relates to.

Deferred tax resulting from temporary differences between the carrying amounts of equity-method investments and their tax bases are recognized. The deferred tax calculation is based on the expected future tax effect (dividend distribution rate or tax rate on capital gains).

Income taxes are detailed as follows:

For the year ended December 31,
(M$)	2022	2021	2020
Current income taxes	(19,825)	(8,158)	(2,450)
Deferred income taxes	(2,417)	(1,429)	2,132
TOTAL INCOME TAXES	(22,242)	(9,587)	(318)

Before netting deferred tax assets and liabilities by fiscal entity, the components of deferred tax balances are as follows:

As of December 31,
(M$)	2022	2021	2020
Net operating losses and tax carry forwards	3,600	5,129	5,106
Employee benefits	409	586	1,004
Other temporary non-deductible provisions	8,813	8,235	9,068
Differences in depreciations	(14,692)	(15,233)	(14,641)
Other temporary tax deductions	(4,102)	(4,221)	(3,847)
NET DEFERRED TAX LIABILITY	(5,972)	(5,504)	(3,310)

The reserves of TotalEnergies subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled $1,103 million as of December 31, 2022.

Deferred tax assets not recognized as of December 31, 2022, amount to $3,854 million as their future recovery was not regarded as probable given the expected results of the entities. Particularly in the Exploration & Production segment, when the affiliate or the field concerned is in its exploration phase, the net operating losses created during this phase will be useable only if a final investment and development decision is made. Accordingly, the time limit for the utilization of those net operating losses is not known.

Deferred tax assets not recognized relate notably to France for an amount of $1,189 million and to Canada for an amount of $998 million.

After netting deferred tax assets and liabilities by fiscal entity, deferred taxes are presented on the balance sheet as follows:

As of December 31,
(M$)	2022	2021	2020
Deferred tax assets	5,049	5,400	7,016
Deferred tax liabilities	(11,021)	(10,904)	(10,326)
NET AMOUNT	(5,972)	(5,504)	(3,310)

The net deferred tax variation in the balance sheet is analyzed as follows:

As of December 31,
(M$)	2022	2021	2020
Opening balance	(5,504)	(3,310)	(5,642)
Deferred tax on income	(2,417)	(1,429)	2,132
Deferred tax on shareholders' equity (a)	1,353	(546)	137
Changes in scope of consolidation and others	218	(315)	76
Currency translation adjustment	378	96	(13)
CLOSING BALANCE	(5,972)	(5,504)	(3,310)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments inequity instruments, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2022	2021	2020
Consolidated net income	21,044	16,366	(7,336)
Income taxes	22,242	9,587	318
Pre-tax income	43,286	25,953	(7,018)
French statutory tax rate	25.83%	28.41%	32.02%
Theoretical tax charge	(11,181)	(7,373)	2,247
Difference between French and foreign income tax rates	(9,625)	(3,754)	(1,109)
Tax effect of equity in income (loss) of affiliates	(489)	977	145
Permanent differences exponant (a)	(676)	738	665
Adjustments on prior years income taxes	64	109	(31)
Adjustments on deferred tax related to changes in tax rates	(610)	(119)	(204)
Variation of deferred tax assets not recognized	275	(165)	(2,031)
INCOME TAXES IN THE STATEMENT OF INCOME	(22,242)	(9,587)	(318)

(a) Including the European Solidarity Contribution 2022 for a total of €0.9 billion. The European Solidarity Contribution 2022, including the 2022 contribution on the sub-marginal rent of electricity production, amounts to €1 billion or $1.1 billion.

The French statutory tax rate includes the standard corporate tax rate (25%), additional and exceptional applicable taxes that bring the overall tax rate to 25.83% in 2022 (versus 28.41% in 2021 and 32.02% in 2020).

Permanent differences are mainly due to impairment of goodwill and to dividends from non-consolidated companies as well as the specific taxation rules applicable to certain activities.

Schedule of losses and tax credits carried forward

TotalEnergies has deferred tax assets related to losses and carried forward tax credit which expire according to the following years:

As of December 31,
(M$)	2022	2021	2020
2021			69
2022		27	26
2023	4	1	7
2024	2	5	2
2025(a)	4	25	1,643
2026(b)	8	1,652
2027 and after	1,220
Unlimited	2,362	3,419	3,359
TOTAL	3,600	5,129	5,106

(a)	2025 and after for 2020.
(b)	2026 and after for 2021.

As of December 31, 2022 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2022		United
(M$)	Australia	States	Canada	France
2023
2024
2025
2026			32
2027 and after		326	812
Unlimited	820	581		487
TOTAL	820	907	843	487